Term Loan	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Term Loan
18.	Term Loan
On July 20, 2022, the Company entered into a credit agreement providing for up to
 $100,000
(the “Loan Facility”) in loan. The disbursement of the loan is available in four various tranches.
The salient features of the Loan Facility are as follows:

●	Senior secured term loan of up to $100,000 across four tranches;
●	$40,000 funded on July 27, 2022 (“Tranche 1 Loan”);
●
$20,000
(“Tranche 2 Loan”) to be made available no later than
June 30, 2023
if the Company has had net revenues of at least
$75,000
 for the 12-month period immediately preceding the funding of the Tranche 2 Loan, conditional upon the submission to the FDA of the results from a human factors validation study the Company is currently conducting (the “HFS Study”) and subject to the Company not being in default of its obligations under the Loan Facility. Subsequent to year-end, the lender removed the condition to submit to the FDA the results from the HFS Study the Company is currently conducting. If the other conditions to obtain Tranche 2 Loan are not met by June 30, 2023, then it nor any other tranche will be available;

●
$15,000
(“Tranche 3 Loan”) to be made available no later than
March 2024
 if the Tranche 2 Loan has been drawn and the Company has obtained approval from the FDA for its F8 formulation of tesamorelin, has had net revenues of at least $
90,000
in the
12-month
period preceding the funding of the Tranche 3 Loan and if the Company is not in default of its obligations under the Loan Facility;

●
Up to an additional $25,000
 (“Tranche 4 Loan”) to be made available if the Tranche 3 Loan has been drawn and the Company has had at least $
110,000
in net revenues in the
12-month
period preceding the funding of the Tranche 4 Loan and at least
 $20,000
in EBITDA for the same period (as defined in the Loan Facility document until
 December 31, 2024
);

●
The Loan Facility has an initial term of
 five years (six
years if Tranche 3 Loan is drawn), provides for an interest-only period of
24 months (36
months if Tranche 3 Loan is drawn), and bears interest at the Secured Overnight Financing Rate
(“SOFR”)
plus
9.5
%. The Tranche 1 Loan and Tranche 2 Loan are repayable in equal monthly installments on an amortization schedule of 36 months starting in July 2024 (July 2025 if the Tranche 3 Loan is funded on or prior to December 31, 2023);

●
The Loan Facility provides quarterly revenue targets and minimum liquidity covenants. Until the F8 formulation is approved, the Company must maintain at all times cash, cash equivalents and eligible short-term investments in the amount of $
20,000
 in specified accounts which amount will be increased to $30,000 if the Company has not obtained approval from the FDA for its F8 formulation by March 31, 2024;

●
The Loan Facility restricts the ability to incur additional debt, acquisitions, dispositions, in-licensing and out-licensing of products or assets, except in very limited circumstances. A breach of the terms and conditions of the Loan Facility will create an event of default resulting in an increase of 300 basis points on the outstanding loan and provide the lender with the ability to demand immediate repayment of the debt, and not advance any additional tranches;

●
The term loan also includes a covenant prohibiting the inclusion of a going concern explanatory paragraph in the annual report of the independent registered public accounting firm, except for the fiscal year ended November 30, 2022.

●
Subsequent to year end and before the issuance of the annual report of the independent registered accounting firm, the lender has agreed to amend the Loan Facility to remove the HFS Study condition to access the Tranche 2 Loan and to amend the condition prohibiting the inclusion of a going concern explanatory paragraph in the annual report of the independent registered public accounting firm for the fiscal ended November 30, 2022 in consideration of the issuance of common share purchase warrants of the Company (refer to Note 30).

The lender has a first ranking security interest on all of our assets, subject to certain credit card arrangements restrictions (refer to Note 25). In connection with the entering into of the Loan Facility, the Company incurred transaction costs totalling $
3,612 of which $2,285 was allocated to the
first
tranche and $1,327 is deferred and amortized until subsequent tranches will be drawn down.
The movement in the carrying value of the term loan is as follows:

Proceeds from Loan Facility on July 27, 2022	$40,000

Transaction costs	(2,285)

Accretion expense	179

Term loan as at November 30, 2022	$37,894